Significant Contracts - University of Mississippi (Detail Textuals)				1 Months Ended
	Jan. 10, 2017 USD ($)	Jan. 10, 2017 USD ($)	Dec. 14, 2015 USD ($) License_agreement	Dec. 31, 2018 USD ($)	Jul. 31, 2018 USD ($)	Sep. 29, 2014 USD ($) License_agreement	Nov. 30, 2018 USD ($)	Aug. 31, 2018 USD ($)
UM 5050 pro-drug agreements | University of Mississippi | Intellectual Property
Significant Contracts [Line Items]
Number of license agreements | License_agreement						3
Notice period for termination						60 days
Annual fees for license agreement						$ 25,000
Aggregate milestone payments if milestones achieved						$ 700,000
UM 8930 analogue agreements | University of Mississippi | Intellectual Property
Significant Contracts [Line Items]
Term of agreement			1 year
Number of license agreements | License_agreement			2
Notice period for termination			60 days
Annual fees for license agreement			$ 25,000
Aggregate milestone payments if milestones achieved			$ 700,000
UM 5070 license agreement | University of Mississippi | Intellectual Property
Significant Contracts [Line Items]
Term of agreement	1 year	1 year
Notice period for termination	60 days	60 days
Annual fees for license agreement	$ 25,000	$ 25,000
Aggregate milestone payments if milestones achieved	$ 700,000	$ 700,000
Research Agreement | University of Mississippi
Significant Contracts [Line Items]
Payments due for aggregate amount								$ 155,156
Master service agreement | Glauconix Biosciences, Inc
Significant Contracts [Line Items]
Payments due for aggregate amount							$ 180,424
Letter agreement ("Agreement") | AMRI
Significant Contracts [Line Items]
Estimated agreement fees and expenses					$ 64,200
Incremental agreement fees and expenses				$ 71,800